Summary of Significant Accounting Policies (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies [Abstract]
Disaggregation of Revenue
The following tables disclose revenue (in thousands) by customer type and contract type for the periods presented.

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Federal	$46,877	$33,774	$82,968	$62,757
State & Local, and Commercial	1,733	2,274	4,621	4,457
Total	$48,610	$36,048	$87,589	$67,214

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Firm fixed-price	$41,935	$28,857	$73,596	$53,787
Time-and-materials	3,637	3,691	7,462	7,620
Cost plus fixed fee	3,038	3,500	6,531	5,807
Total	$48,610	$36,048	$87,589	$67,214

We have one reportable segment. We treat sales to U.S. customers as sales within the U.S. regardless of where the services are performed. Substantially all of our revenues are from U.S. customers as revenue derived from international customers is de minimus. The following tables disclose revenue (in thousands) by customer type and contract type for the periods presented.  Prior period amounts have not been adjusted under the modified retrospective method.

	2019	2018	2017
Federal	$149,257	$129,279	$101,519
State & Local, and Commercial	9,961	8,737	6,208
Total	$159,218	$138,016	$107,727

	2019	2018	2017
Firm fixed-price	$131,629	$103,454	$89,516
Time-and-materials	14,569	16,795	10,222
Cost plus fixed fee	13,020	17,767	7,989
Total	$159,218	$138,016	$107,727

Contract Assets and Liabilities
The following table discloses accounts receivable and contract assets (in thousands):

	June 30, 2020	December 31, 2019
Billed accounts receivable	$18,420	$11,917
Unbilled receivables	20,689	16,745
Allowance for doubtful accounts	(738)	(720)
Receivables – net	$38,371	$27,942

The following table discloses contract liabilities (in thousands):

	June 30, 2020	December 31, 2019
Contract liabilities	$6,682	$6,337

The following table discloses accounts receivable and contract assets (in thousands):

	December 31,
	2019	2018
Billed accounts receivable	$11,917	$18,848
Unbilled receivables	16,745	16,000
Allowance for doubtful accounts	(720)	(306)
Receivables – net	$27,942	$34,542

The following table discloses contract liabilities (in thousands):

	December 31,
	2019	2018
Contract liabilities	$6,337	$5,232

Allowance for Obsolescent Inventory
The components of the allowance for inventory obsolescence are set forth below (in thousands):

	Balance Beginning of Year	Additions Charge to Costs and Expense	Recoveries	Balance End of Year

Year Ended December 31, 2019	$520	$376	$(36)	$860
Year Ended December 31, 2018	$1,484	$30	$(994)	$520
Year Ended December 31, 2017	$1,672	$73	$(261)	$1,484

Property and Equipment Useful Lives
Property and equipment is recorded at cost. Depreciation is provided using the straight-line method at rates based on the estimated useful lives of the individual assets or classes of assets as follows:

Furniture and equipment	3-5 Years
Leasehold improvements	Lesser of life of lease or useful life of asset
Property and equipment under finance leases	Lesser of life of lease or useful life of asset

Potentially Dilutive Securities not Included in Calculation of Diluted Net Loss per share
Potentially dilutive securities not included in the calculation of diluted net loss per share because to do so would be anti-dilutive are as follows (in common stock equivalent shares):

	Six Months Ended June 30,
	2020	2019
Non-controlling interest, beginning of period	75	1,206
Common Stock Warrants, exercisable at $1.321/share	1,135	1,135
Total	1,210	2,341

Potentially dilutive securities not included in the calculation of diluted net loss per share because to do so would be anti-dilutive are as follows (in common stock equivalent shares):

	2019	2018	2017
Unvested restricted stock	1,191	2,428	3,724
Common Stock Warrants, exercisable at $1.321/share	1,135	1,135	1,135
Total	2,326	3,563	4,859

Unaudited Pro Forma Net Income (Loss) per Share
The Pro Forma unaudited earnings (loss) per share is computed as follows:

Six Months Ended June 30, 2020
Net Income (Loss) Attributable to Telos Corporation
Dividends from preferred stock recorded as interest expense
Net Income (loss) to Common Shareholders Pro forma adjustment to remove preferred dividends
Net income (loss) used to compute pro forma net earnings (loss) per share
Weighted average common shares outstanding, basic and diluted, effecting the conversation of Class A and class B common stock into common stock
Pro forma adjustment to reflect conversion of preferred shares
Weighted average common shares outstanding used in computing pro forma net earnings per share, basic and diluted
Pro forma net earnings (loss) per common share, basic and diluted

Pro forma unaudited net income (loss) reflects the conversion of the Class A and Class B common stock for common stock on a 1:1 basis and the conversion of our Redeemable Preferred Stock for common stock. The pro forma unaudited earnings (loss) per share is computed as follows:

2019
Net Income (Loss) Attributable to Telos Corporation
Dividends from preferred stock recorded as interest expense
Net income used to compute pro forma net earnings (loss) per share

Weighted average common shares outstanding, basic and diluted reflecting the conversion of Class A and Class B common stock into common stock
Pro forma adjustment to reflect conversion of preferred shares
Weighted average common shares outstanding used in computing pro forma net earnings per share, basic and diluted

Pro forma net earnings (loss) per common share, basic and diluted